DERIVATIVE FINANCIAL INSTRUMENTS - Values Attributed to Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	$ (229,942)	$ (44,653)
Derivative financial instruments exchanged into common shares of the Company	3,299	34,398
Addition of interest rate caps	1,034	490
Fair value gain (loss)	184,809	(220,177)
Derivative assets (liabilities), ending balance	(40,800)	(229,942)
Derivative financial assets	10,358	363
Derivative financial liabilities	(51,158)	(230,305)
Exchange/prepayment options
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	(230,305)	(45,494)
Derivative financial instruments exchanged into common shares of the Company	3,299	0
Addition of interest rate caps	0	0
Fair value gain (loss)	175,848	(184,811)
Derivative assets (liabilities), ending balance	(51,158)	(230,305)
Derivative financial liabilities		51,158
Conversion/redemption options
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	0	841
Derivative financial instruments exchanged into common shares of the Company	0	34,398
Addition of interest rate caps	0	0
Fair value gain (loss)	0	(35,239)
Derivative assets (liabilities), ending balance	0	0
Interest rate caps
Disclosure of detailed information about financial instruments [line items]
Derivative assets (liabilities), beginning balance	363	0
Derivative financial instruments exchanged into common shares of the Company	0	0
Addition of interest rate caps	1,034	490
Fair value gain (loss)	8,961	(127)
Derivative assets (liabilities), ending balance	10,358	363
Derivative financial assets	$ 10,358	$ 10,358